UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                -------------

Check here if Amendment [X]: Amendment Number:       1
                                              --------------

         This Amendment (Check only one):   |X| is a restatement
                                            | | adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Harbinger Capital Partners Master Fund I, Ltd.
Address:          c/o International Fund Services (Ireland) Limited
                  78 Sir John Rogerson's Quay
                  Dublin 2, Ireland

Form 13F File Number:    028-11249
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:          Harbinger Capital Partners LLC

By:          Harbinger Holdings, LLC, Manager

Name:        Philip Falcone
Title:       Managing Member
Phone:       212-339-5888

Signature, Place and Date of Signing:


      /s/ Philip Falcone              New York, New York       August 31, 2010
------------------------------      -----------------------    ---------------
          [Signature]                   [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 2
                                                          -------------------

Form 13F Information Table Entry Total:                           27
                                                          -------------------

Form 13F Information Table Value Total:                       $2,442,424
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    028-13483             Harbinger Holdings, LLC
2    028-13482             Harbinger Capital Partners LLC


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                                        HARBINGER CAPITAL PARTNERS MASTER FUND I, LTD.
                                                          FORM 13F
                                                  QUARTER ENDED JUNE 30, 2010

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                                                         VALUE     SHRS OR     SH/ PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                        --------   -------     --- ---- ----------  --------  ----------------------
      NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT     PRN CALL DISCRETION  MANAGERS    SOLE     SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                    COM NEW        131347304   85,224   6,700,000  SH  CALL  DEFINED    1,2       6,700,000
CAMERON INTERNATIONAL CORP        COM          13342B105  227,640   7,000,000  SH        DEFINED    1,2       7,000,000
CITIGROUP INC                     COM          172967101  131,600  35,000,000  SH        DEFINED    1,2      35,000,000
CLIFFS NATURAL RESOURCES INC      COM          18683K101   21,222     450,000  SH        DEFINED    1,2         450,000
CORN PRODS INTL INC               COM          219023108  119,080   3,930,019  SH        DEFINED    1,2       3,930,019
CROSSTEX ENERGY INC               COM          22765Y104    1,369     213,600  SH        DEFINED    1,2         213,600
EXCO RESOURCES INC                COM          269279402   85,280   5,837,111  SH        DEFINED    1,2       5,837,111
HARBINGER GROUP INC               COM          41146A106   20,829   3,316,687  SH        DEFINED    1,2       3,316,687
ISTAR FINL INC                 FRNT 10/0       45031UBF7    7,920  11,000,000  PRN       DEFINED    1,2                         NONE
LLOYDS BANKING GROUP PLC     SPONSORED ADR     539439109    1,422     450,000  SH        DEFINED    1,2         450,000
MEDIA GEN INC                    CL A          584404107    1,579     161,771  SH        DEFINED    1,2         161,771
MIRANT CORP NEW                   COM          60467R100    6,289     595,573  SH        DEFINED    1,2         595,573
NEW YORK TIMES CO                CL A          650111107  113,490  13,120,178  SH        DEFINED    1,2      13,120,178
OWENS CORNING NEW            *W EXP 10/30/201  690742101    1,306     475,000  SH        DEFINED    1,2         475,000
PALM INC NEW                      COM          696643105   91,040  16,000,000  SH        DEFINED    1,2      16,000,000
PROSHARES TR                 PSHS ULSHT SP500  74347R883   56,553   1,500,000  SH        DEFINED    1,2       1,500,000
PROSHARES TR                 PSHS ULSHT SP500  74347R883   56,553   1,500,000  SH  CALL  DEFINED    1,2       1,500,000
PROSHARES TR                 PSHS ULTSHRT QQQ  74347R875   30,060   1,500,000  SH  CALL  DEFINED    1,2       1,500,000
REDDY ICE HLDGS INC               COM          75734R105    5,878   1,819,661  SH        DEFINED    1,2       1,819,661
SPDR GOLD TRUST                  GOLD SHS      78463V107  365,040   3,000,000  SH        DEFINED    1,2       3,000,000
SPDR S&P 500 ETF TR          UNIT SER 1 S&P    78462F103  103,220   1,000,000  SH  PUT   DEFINED    1,2       1,000,000
SPECTRUM BRANDS INC              COM NEW       84762L204  654,915  25,824,736  SH        DEFINED    1,2      25,824,736
SPRINT NEXTEL CORP               COM SER 1     852061100  148,400  35,000,000  SH        DEFINED    1,2      35,000,000
SUPERIOR WELL SVCS INC            COM          86837X105   35,603   2,129,369  SH        DEFINED    1,2       2,129,369
TERRESTAR CORP                    COM          881451108   15,660  31,636,394  SH        DEFINED    1,2      31,636,394
VANTAGE DRILLING CO              ORD SHS       G93205113    9,614   7,121,200  SH        DEFINED    1,2       7,121,200
WALTER ENERGY INC                 COM          93317Q105   45,638     750,000  SH        DEFINED    1,2         750,000

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